ANNUAL REPORT

BREMER INVESTMENT FUNDS, INC.

Bremer Growth Stock Fund

Bremer Bond Fund

September 30, 2004

TABLE OF CONTENTS

Notice to Investors	1

Shareholder Letter	2-3

Growth Stock Fund Cumulative Rate of Return Graph	4

Bond Fund Cumulative Rate of Return Graph	5

Expense Examples	6-7

Allocation of Portfolio Net Assets Charts	8

Statements of Assets and Liabilities	9

Statements of Operations	10

Growth Stock Fund Statements of Changes in Net Assets	11

Bond Fund Statements of Changes in Net Assets	12

Growth Stock Fund Financial Highlights	13

Bond Fund Financial Highlights	14

Growth Stock Fund Schedule of Investments	15-18

Bond Fund Schedule of Investments	19-24

Notes to the Financial Statements	25-29

Report of Independent Registered Public Accounting Firm	30

Additional Information	31-32

NOTICE TO INVESTORS

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

This report is not authorized unless accompanied or preceded by a prospectus for Bremer Investment Funds, Inc. The Bremer Funds are distributed by Rafferty Capital Markets, LLC. The Funds' Statement of Additional Information contains additional information about the Funds' directors and is available without charge upon request by calling 1-800-595-5552.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-595-5552, and on the SEC's web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available without charge, upon request, by calling 1-800-595-5552, and on the SEC's web site at www.sec.gov.

Dear Shareholder,

This annual report contains detailed information about the Bremer Growth Stock Fund and the Bremer Bond Fund, including performance, expenses, and holdings for the twelve months ended September 30, 2004 (our fiscal year).

Over the past twelve months, the U.S. economy experienced positive growth. GDP grew at a rate higher than historic norms in the first quarter of 2004, but moderated to a more sustainable level as we entered the second half of the year. Corporate profits were very strong through the fiscal third quarter, but have started to moderate, as year-over-year comparisons become more difficult. The deceleration in the growth of GDP and corporate profits over the last six months has made it difficult for the equity markets to continue the momentum built in 2003. Stocks did in fact outperform bonds over the past twelve months, but have lagged bond returns so far in 2004.

For the twelve-month period ending September 30, 2004, the Bremer Growth Stock Fund (BSTKX) was up 10.36%, while the S&P 500 Stock Index ("S&P 500") rose 13.87%. The Standard & Poor's 500 Index (the S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The index cannot be invested in directly. According to calculations reported by First Call, a Thomson Financial Company, quarterly corporate earnings growth over the first nine months of the fiscal year grew in excess of 20%, thanks in part to low interest rates, cost-cutting initiatives and improving revenue growth. Expectations are for earnings growth to decelerate into 2005, approaching mid-upper-single digit levels, a level more in line with historical norms. We continue to look for stocks offering solid growth prospects selling at reasonable valuations. Sectors that appear reasonably attractive to us include healthcare, materials and industrials. We expect financially sound large companies with high quality, predictable earnings to do well in an environment of slowing earnings growth.

Over the last 12 months, the Bremer Bond Fund (BBNDX) portfolio has been positioned to be shorter than its benchmark from a duration standpoint, while retaining high credit quality issues and limiting portfolio turnover. The portfolio has been positioned to benefit during a rising interest rate scenario. However, these expectations have not been realized year-to-date, due to disappointing job growth and moderate future expectations for inflation. We still believe that a rise in the level of interest rates is inevitable and the portfolio is well positioned for that occurrence. The Bremer Bond Fund achieved a total return of 2.27% over the past twelve months ending September 30, 2004, as compared to the Lehman Brothers Intermediate Aggregate Bond Index of 3.38%. The Lehman Brothers Intermediate Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index is unmanaged and cannot be invested in directly.

The performance data quoted for both funds represents past performance. Past performance does not guarantee future results. The investment return and principal value of these investments will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To access performance data current to the most recent month-end, please dial 1-800-595-5552.

From a fund governance standpoint, the Board of Directors approved a new Compliance Program as well as the appointment of a Chief Compliance Officer for the Funds. These steps were taken in response to new SEC compliance regulations that went into effect October 5, 2004, and serve to further ensure our commitment to acting in the best interest of our shareholders. We thank you for your business and the opportunity to be of service to you.

An investor should consider the investment objectives, risks, charges and expenses of the Bremer Growth Stock Fund and the Bremer Bond Fund carefully before investing, The prospectus contains this and other information about the Funds. A prospectus can be obtained by calling 800-595-5552 or you may request one by mail by sending your request to Bremer Investment Funds c/o U. S. Bancorp Funds Services, P.O. Box 701, Milwaukee, WI 53201-0701. Please read the prospectus carefully before making your investment decision.

Rafferty Capital Markets, LLC is the Distributor for Bremer Investment Funds. Date of first use: 11/29/04.

Sincerely,

/s/ Joel W. Reimers
Joel W. Reimers President
Bremer Investment Funds, Inc.

This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

	Average Annual Rate of Return (%)
	One Year Ended	Five Years Ended	Since Inception* to
	September 30, 2004	September 30, 2004	September 30, 2004

Bremer Growth Stock Fund	10.36%	-2.53%	4.47%

S&P 500**	13.87%	-1.31%	6.63%

*    January 27, 1997.
** The Standard & Poor's 500 Index (S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The index cannot be invested in directly.

This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

	Average Annual Rate of Return (%)
	One Year Ended	Five Years Ended	Since Inception* to
	September 30, 2004	September 30, 2004	September 30, 2004

Bremer Bond Fund	2.27%	5.94%	5.64%

LB Int. Govt./Credit**	3.33%	7.74%	7.38%
LB Int. Agg.***	3.38%	7.10%	6.86%

*    January 27, 1997.
**    The Lehman Brothers Intermediate Government/Credit Bond Index (LB Int. Govt./Credit) is an unmanaged, value-weighted index comprised of all fixed-rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service, Standard & Poor's and/or Fitch Investor Service. All issues have maturities between one and ten years and an outstanding par value of at least $150 million. The index cannot be invested in directly. The duration of the index as of September 30, 2004 was 4.68 years.

*** The Lehman Brothers Intermediate Aggregate Bond Index (LB Int Agg.) represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index is unmanaged and cannot be invested in directly. The duration of the index as of September 30, 2004 was 3.55 years.

Bremer Investment Funds, Inc.
Bremer Growth Stock Fund and Bremer Bond Fund
Expense Examples - September 30, 2004

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 - September 30, 2004).

Actual Expenses
The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period. The examples below include management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. They do not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Expenses of the underlying funds are not included in the examples below.

Hypothetical Example for Comparison Purposes
The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses are not intended to be used to estimate the actual ending account balance or expenses you paid for the period.

Bremer Growth Stock Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/04	9/30/04	4/1/04 - 9/30/04*

Actual	$1,000.00	$989.50	$4.99

Hypothetical (5% return before	1,000.00	1,020.06	5.06
expenses)

* Expenses are equal to the Growth Stock Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

Bremer Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/04	9/30/04	4/1/04 - 9/30/04**

Actual	$1,000.00	$1,001.40	$4.67

Hypothetical (5% return before	1,000.00	1,020.31	4.71
expenses)

** Expenses are equal to the Bond Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

	Growth Stock Fund	Bond Fund
ASSETS:
Investments, at market value
(Cost of $42,010,092 and $105,255,399, respectively)	$58,176,938	$106,389,572
Receivable for Fund shares sold	254,801	115,294
Dividends receivable	37,613	-
Interest receivable	1,204	778,146
Other assets	397	1,662
Total assets	58,470,953	107,284,674

LIABILITIES:
Payable for Fund shares redeemed	-	22,069
Accrued expenses and other liabilities	37,033	47,390
Payable to Investment Adviser	67,373	122,385
Dividends payable	-	324,497
Total liabilities	104,406	516,341

Total Net Assets	$58,366,547	$106,768,333

NET ASSETS CONSIST OF:
Capital stock	$48,875,303	$105,621,812
Net unrealized appreciation on investments	16,166,846	1,134,173
Undistributed net investment income	89,986	1,864
Undistributed net realized gain (loss) on investments	(6,765,588)	10,484
Total Net Assets	$58,366,547	$106,768,333

Shares outstanding
(100 million shares authorized for each Fund, $ .0001 par value)	4,405,550	10,467,751

Net Asset Value, Redemption Price and Offering Price Per Share	$13.25	$10.20

See Notes to the Financial Statements.

	Growth	Bond
INVESTMENT INCOME:	Stock Fund	Fund
Dividend income (net of withholding tax of $3,759 and $0, respectively)	$705,537	$-
Interest income	9,112	4,714,346
Other income	3,053	1,000
Total investment income	717,702	4,715,346

EXPENSES:
Investment advisory fees	408,409	729,446
Shareholder servicing fees	23,751	27,785
Fund accounting fees	32,894	50,740
Professional fees	40,895	41,114
Administration fees	37,928	67,741
Distribution fees	8,856	16,990
Reports to shareholders	5,016	2,883
Custody fees	10,099	24,829
Directors' fees and expenses	4,668	4,769
Federal and state registration	5,658	3,447
Other	2,517	4,052
Total expenses	580,691	973,796

NET INVESTMENT INCOME	137,011	3,741,550

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,205,639	278,501
Change in unrealized appreciation(depreciation) on investments	3,186,376	(1,757,259)
Net realized and unrealized gain(loss) on investments	5,392,015	(1,478,758)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$5,529,026	$2,262,792
See Notes to the Financial Statements.

	Growth Stock Fund

	Year Ended	Year Ended
	September 30, 2004	September 30, 2003
OPERATIONS:
Net investment income	$137,011	$82,058
Net realized gain (loss) on investments	2,205,639	(121,734)
Change in unrealized appreciation on investments	3,186,376	11,852,429
Net increase in net assets resulting from operations	5,529,026	11,812,753

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(112,891)	(30,365)
Net realized gains	-	-
Total dividends and distributions	(112,891)	(30,365)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	12,353,362	14,539,421
Proceeds from Fund shares issued to holders in reinvestment of
Dividends	9,852	6,404
Cost of Fund shares redeemed	(13,106,945)	(24,966,078)
Net decrease in net assets resulting from
capital share transactions	(743,731)	(10,420,253)

TOTAL INCREASE IN NET ASSETS	4,672,404	1,362,135

NET ASSETS:
Beginning of period	53,694,143	52,332,008

End of period (including undistributed net investment income
of $89,986 and $68,919 respectively)	$58,366,547	$53,694,143
See Notes to the Financial Statements.

	Bond Fund

	Year Ended	Year Ended
	September 30, 2004	September 30, 2003
OPERATIONS:
Net investment income	$3,741,550	$4,200,394
Net realized gain on investments	278,501	2,230,102
Change in unrealized depreciation on investments	(1,757,259)	(3,032,573)
Net increase in net assets resulting from operations	2,262,792	3,397,923

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,010,208)	(4,505,306)
Net realized gains	(535,069)	-
Total dividends and distributions	(4,545,277)	(4,505,306)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	27,363,445	38,778,529
Proceeds from Fund shares issued to holders in reinvestment of
Dividends	94,767	411,769
Cost of Fund shares redeemed	(23,063,551)	(39,508,240)
Net increase (decrease) in net assets resulting from
capital share transactions	4,394,661	(317,942)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,112,176	(1,425,325)

NET ASSETS:
Beginning of period	104,656,157	106,081,482

End of period (including undistributed net investment income of
$1,864 and $3,099, respectively)	$106,768,333	$104,656,157

See Notes to the Financial Statements.

	Growth Stock Fund

	Year Ended September 30,
	2004	2003	2002	2001	2000
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD	$12.03	$9.75	$12.67	$18.13	$15.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	0.02	0.01	0.01	(0.01)
Net realized and unrealized gain (loss)
on investments	1.22	2.27	(2.92)	(5.30)	2.98
Total from investment operations	1.25	2.29	(2.91)	(5.29)	2.97

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.03)	(0.01)	(0.01)	-	(0.01)
Distributions from net realized gains	-	-	-	(0.17)	(0.56)
Total dividends and distributions	(0.03)	(0.01)	(0.01)	(0.17)	(0.57)

NET ASSET VALUE, END OF PERIOD	$13.25	$12.03	$9.75	$12.67	$18.13

TOTAL RETURN	10.36%	23.45%	-23.01%	-29.39%	18.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$58,366,547	$53,694,143	$52,332,008	$76,386,700	$93,255,016
Ratio of net expenses to average net assets	1.00%	1.03%	0.94%	0.94%	0.90%
Ratio of net investment income (loss) to average
net assets	0.23%	0.15%	0.02%	0.06%	(0.02%)
Portfolio turnover rate	11.49%	5.86%	21.18%	11.04%	10.75%

See Notes to the Financial Statements.

	Bond Fund

	Year Ended September 30,
	2004	2003	2002	2001	2000
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD	$10.42	$10.53	$10.37	$9.77	$9.86

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.45	0.45	0.48	0.57	0.58
Net realized and unrealized gain (loss)
on investments	(0.17)	(0.11)	0.16	0.60	(0.09)
Total from investment operations	0.28	0.34	0.64	1.17	0.49

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.45)	(0.45)	(0.48)	(0.57)	(0.58)
Distributions from net realized gains	(0.05)	-	-	-	-
Total dividends and distributions	(0.50)	(0.45)	(0.48)	(0.57)	(0.58)

NET ASSET VALUE, END OF PERIOD	$10.20	$10.42	$10.53	$10.37	$9.77

TOTAL RETURN	2.27%	3.33%	6.87%	12.35%	5.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$106,768,333	$104,656,157	$106,081,482	$103,265,802	$95,610,264
Ratio of net expenses to average net assets	0.93%	0.93%	0.92%	0.93%	0.91%
Ratio of net investment income to average net assets	3.59%	4.03%	5.15%	5.73%	5.97%
Portfolio turnover rate	28.90%	73.35%	32.42%	28.24%	49.79%

See Notes to the Financial Statements.

Growth Stock Fund

Shares		Value
	COMMON STOCKS - 96.7%

	BANKING & FINANCIAL SERVICES - 10.3%
16,000	American Express Company	$823,360
38,000	Citigroup Inc.	1,676,560
20,000	J.P. Morgan Chase & Co.	794,600
35,000	Mellon Financial Corporation	969,150
30,000	U.S. Bancorp	867,000
15,000	Wells Fargo & Company	894,450
		6,025,120

	BUSINESS SERVICE - 3.3%
10,000	FedEx Corp.	856,900
25,000	First Data Corporation	1,087,500
		1,944,400

	CAPITAL GOODS - 10.2%
23,300	Dover Corporation	905,671
10,000	Emerson Electric Co.	618,900
70,000	General Electric Company	2,350,600
15,000	3M Co.	1,199,550
15,000	W.W. Grainger, Inc.	864,750
		5,939,471

	CHEMICALS - 1.1%
20,000	Ecolab Inc.	628,800

	COMMUNICATIONS & MEDIA - 3.1%
40,000	Time Warner Inc.*	645,600
35,000	Viacom Inc. - Class B	1,174,600
		1,820,200

	COSMETICS & TOILETRIES - 4.3%
25,000	Avon Products, Inc.	1,092,000
10,000	Colgate-Palmolive Company	451,800
15,000	Kimberly-Clark Corporation	968,850
		2,512,650

See Notes to the Financial Statements.

Growth Stock Fund

Shares		Value
	DRUGS - 3.9%
50,000	Mylan Laboratories Inc.	$900,000
45,000	Pfizer Inc.	1,377,000
		2,277,000

	ENERGY - 6.3%
17,000	BP Plc ADR	978,010
10,000	ChevronTexaco Corporation	536,400
20,000	Exxon Mobil Corporation	966,600
14,000	Nabors Industries, Ltd.* [f]	662,900
8,000	Schlumberger Limited [f]	538,480
		3,682,390

	FOOD, BEVERAGE & TOBACCO - 1.7%
20,000	PepsiCo, Inc.	973,000

	HEALTH CARE - 6.9%
20,000	Amgen Inc.*	1,133,600
30,000	Medtronic, Inc.	1,557,000
15,000	Quest Diagnostics Incorporated	1,323,300
		4,013,900

	INSURANCE - 5.1%
26,000	AFLAC INCORPORATED	1,019,460
18,750	American International Group, Inc.	1,274,813
20,000	The St. Paul Travelers Companies, Inc.	661,200
		2,955,473

	MEDICAL PRODUCTS - 5.4%
20,000	Biomet, Inc.	937,600
20,000	Boston Scientific Corporation*	794,600
25,000	Johnson & Johnson	1,408,250
		3,140,450

	RESTAURANT - 1.9%
40,000	McDonald's Corporation	1,121,200
See Notes to the Financial Statements.

Growth Stock Fund

Shares		Value
	RETAIL - GENERAL - 10.8%
15,000	Best Buy Co., Inc.	$813,600
25,000	CVS Corporation	1,053,250
15,000	Kohl's Corporation*	722,850
25,000	Target Corporation	1,131,250
25,000	Wal-Mart Stores, Inc.	1,330,000
35,000	Walgreen Co.	1,254,050
		6,305,000

	SOFTWARE - 6.1%
20,000	Cognos, Inc.* [f]	710,400
70,000	Microsoft Corporation	1,935,500
80,000	Oracle Corporation*	902,400
		3,548,300

	TECHNOLOGY - 10.2%
35,000	Accenture Ltd. - Class A* [f]	946,750
25,000	American Power Conversion Corporation	434,750
50,000	Cisco Systems, Inc.*	905,000
30,000	Dell Inc.*	1,068,000
45,000	Intel Corporation	902,700
10,000	International Business Machines Corporation (IBM)	857,400
40,000	Texas Instruments Incorporated	851,200
		5,965,800

	TELECOMMUNICATIONS - 1.3%
60,000	ADC Telecommunications, Inc.*	108,600
50,000	Nokia Oyj ADR	686,000
		794,600

	TRAVEL & RECREATION - 4.8%
20,000	Carnival Corporation [f]	945,800
45,000	Southwest Airlines Co.	612,900
55,000	The Walt Disney Company	1,240,250
		2,798,950

	TOTAL COMMON STOCKS
	(Cost of $40,279,858)	56,446,704

See Notes to the Financial Statements.

Growth Stock Fund

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 3.0%

	INVESTMENT COMPANY - 3.0%
$1,730,234	First American Prime Obligations Fund, 1.3684%**	$1,730,234

	TOTAL SHORT-TERM INVESTMENTS
	(Cost of $1,730,234)	1,730,234

	TOTAL INVESTMENTS - 99.7%
	(Cost of $42,010,092)	58,176,938

	Other Assets in Excess of Liabilities - 0.3%	189,609

	TOTAL NET ASSETS - 100.0%	$58,366,547

	* Non-income producing security.
	ADR American Depositary Receipt.
	[f] Foreign.
	** Variable rate security. The rate listed is as of September 30, 2004.

See Notes to the Financial Statements.

Bond Fund

Principal
Amount		Value
	LONG-TERM INVESTMENTS - 93.6%

	CORPORATE BONDS & NOTES - 25.7%

	AGRICULTURAL OPERATIONS - 2.2%
$210,000	Cargill, Incorporated, (Aquired 3/26/01, Cost $206,976)
	6.150%, 02/25/08[r]	$228,664
2,000,000	Cargill, Incorporated, (Aquired 12/12/00, Cost $1,940,499)
	6.300%, 04/15/09[r]	2,189,190
		2,417,854
	ATHLETIC FOOTWEAR - 1.0%
1,000,000	Nike, Inc.
	5.500%, 08/15/06	1,045,920

	BANKING & FINANCIAL SERVICES - 7.6%
1,000,000	Associates Corporation, N.A.
	6.250%, 11/01/08	1,096,946
1,000,000	Bank of America Corporation
	4.875%, 09/15/12	1,021,664
1,540,000	First Union National Bank - North Carolina##
	6.180%, 02/15/36	1,696,787
1,000,000	General Electric Capital Corporation
	6.000% 06/15/12	1,100,358
1,000,000	The Goldman Sachs Group Inc.
	6.600%, 01/15/12	1,118,400
1,000,000	Lehman Brothers Holdings Inc.
	6.250%, 05/15/06	1,052,777
1,000,000	Wells Fargo & Company
	5.125%, 09/01/12	1,029,487
		8,116,419

	CHEMICALS - 0.9%
1,000,000	E.I. Du Pont De Nemours
	4.125%, 04/30/10	1,010,307

	ENERGY - 3.0%
2,000,000	BP Capital Markets Plc
	2.750%, 12/29/06	1,994,338
1,000,000	Conoco Funding Company
	5.450%, 10/15/06	1,048,911
150,000	Exxon Capital Corporation
	6.000%, 07/01/05	153,818
		3,197,067

See Notes to Financial Statements

Bond Fund

Principal
Amount		Value

	FOOD, BEVERAGE & TOBACCO - 2.5%
$1,000,000	Hormel Foods Corporation
	6.625%, 06/01/11	$1,123,724
235,000	PepsiCo, Inc.
	5.750%, 01/15/08	252,785
1,250,000	Supervalu, Inc.
	6.560%, 06/09/05	1,273,084
		2,649,593

	INSURANCE - 2.9%
2,000,000	Berkshire Hathaway Finance Corp.
	3.375%, 10/15/08	1,986,128
1,000,000	The St. Paul Travelers Companies, Inc.
	7.370%, 08/20/07	1,113,784
		3,099,912

	MANUFACTURING - 1.1%
1,000,000	Honeywell International, Inc.
	7.500%, 03/01/10	1,166,871

	RETAIL - GENERAL - 1.0%
1,000,000	Target Corporation
	5.375%, 06/15/09	1,066,486

	PUBLISHING - 1.0%
1,000,000	The Washington Post Company
	5.500%, 02/15/09	1,063,340

	SCHOOLS - 1.5%
1,500,000	Stanford University
	5.850%, 03/15/09	1,617,252

	TECHNOLOGY - 1.0%
1,000,000	International Business Machines Corporation (IBM)
	4.875%, 10/01/06	1,038,579

	TOTAL CORPORATE BONDS & NOTES
	(Cost of $26,341,689)	27,489,600

See Notes to Financial Statements

Bond Fund

Principal
Amount		Value

	U.S. GOVERNMENT AGENCY AND
	AGENCY-BACKED ISSUES - 52.5%

$4,000,000	Fannie Mae
	6.250%, 02/01/11	$4,422,088

	Federal Home Loan Bank (FHLB)
1,000,000	3.875%, 08/22/08#	1,004,108
1,000,000	3.875%, 06/14/13	959,570
		1,963,678

	Federal Home Loan Mortgage Corporation (FHLMC),
	Participation Certificates
109,209	Pool #E00856, 7.500%, 06/01/15	116,191
66,548	Pool #G11072, 7.500%, 12/01/15	70,803
267,201	Pool #E00961, 6.000%, 04/01/16	280,388
1,092,601	Pool #E01343, 5.000%, 04/01/18	1,112,717
907,714	Pool #B12056, 4.500%, 02/01/19	905,895
1,631,430	Pool #B12781, 4.000%, 03/01/19	1,596,285
142,645	Pool #C90290, 7.000%, 08/01/19	151,862
		4,234,141

	Federal Home Loan Mortgage Corporation (FHLMC),
	Adjustable Rate Mortgage
87,069	Pool #845864, 3.598%*, 07/01/24	90,163

	Federal National Mortgage Association (FNMA),
	Pass-Thru Certificates
32,622	Pool #190529, 8.000%, 09/01/08	33,882
4,282	Pool #250168, 8.000%, 12/01/09	4,577
2,000,000	Pool #099999, 5.250%, 08/01/12	2,081,848
148,405	Pool #532561, 8.000%, 05/01/15	158,599
317,682	Pool #303922, 6.000%, 05/01/16	332,444
360,351	Pool #545300, 5.500%, 11/01/16	373,617
1,421,634	Pool #254721, 5.000%, 05/01/18	1,448,253
865,277	Pool #752031, 5.000%, 10/01/18	881,478
957,794	Pool #765251, 4.000%, 03/01/19	935,222
152,004	Pool #211830, 6.000%, 04/01/23	157,065
92,179	Pool #323380, 6.500%, 10/01/28	96,978
		6,503,963

	Federal National Mortgage Association (FNMA),
	Real Estate Mortgage Investment Conduits (REMIC)
70,334	Series 1989-69, Class G, 7.600%, 10/25/19	75,891

Bond Fund

Principal
Amount		Value

	Freddie Mac
$1,500,000	3.000%, 03/27/09	$1,505,235
1,000,000	4.375%, 07/30/09	1,018,199
2,000,000	5.875%, 03/21/11	2,174,068
		4,697,502

	Government National Mortgage Association (GNMA),
255,571	Pool #521580, 7.000%, 11/15/14	272,853
154,624	Pool #520754, 7.000%, 07/15/15	165,067
178,719	Pool #520763, 7.000%, 07/15/15	190,789
205,594	Pool #492995, 6.000%, 11/15/28	214,104
426,009	Pool #780941, 6.000%, 12/15/28	443,613
78,937	Pool #781029, 6.500%, 05/15/29	83,568
345,323	Pool #542643, 6.000%, 03/15/31	359,000
270,235	Pool #564153, 6.500%, 07/15/31	285,619
689,113	Pool #564700, 6.000%, 07/15/31	716,407
124,560	Pool #584332, 7.000%, 08/15/31	132,970
732,687	Pool #080546, 3.000%, 10/20/31	735,383
807,317	Pool #575885, 6.000%, 12/15/31	839,293
456,781	Pool #552242, 6.500%, 12/15/31	482,786
17,730	Pool #080571, 4.000%, 01/20/32	17,920
754,142	Pool #080579, 3.000%, 02/20/32	757,553
138,406	Pool #080589, 4.000%, 03/20/32	139,902
626,874	Pool #080587, 3.500%, 03/20/32	637,175
297,367	Pool #569421, 7.500%, 05/15/32	320,448
54,149	Pool #581988, 8.000%, 05/15/32	59,150
1,731,288	Pool #080626, 3.000%, 08/20/32	1,739,365
1,324,171	Pool #080636, 3.500%, 09/20/32	1,341,619
18,249	Pool #583648, 5.500%, 10/15/32	18,628
1,694,650	Pool #552966, 5.500%, 12/15/32	1,729,849
224,988	Pool #602629, 5.500%, 01/15/33	229,503
662,247	Pool #080665, 4.000%, 01/20/33	668,455
337,876	Pool #602637, 5.500%, 02/15/33	344,657
1,678,968	Pool #592008, 5.000%, 05/15/33	1,675,859
610,270	Pool #553320, 6.000%, 06/15/33	634,029
2,417,843	Pool #612785, 5.000%, 07/15/33	2,413,366
1,779,919	Pool #620461, 5.000%, 08/15/33	1,776,623
941,221	Pool #581564, 5.000%, 09/15/33	939,479
1,848,424	Pool #594109, 5.000%, 09/15/33	1,845,002
835,783	Pool #429780, 5.500%, 12/15/33	852,556
		23,062,590

See Notes to Financial Statements

Bond Fund

Principal
Amount		Value

	Government National Mortgage Association (GNMA),
	Adjustable Rate Mortgage (ARM)
$1,394,332	Pool #080675, 4.000%, 02/20/33	$1,407,455
1,233,696	Pool #080686, 3.375%, 04/20/33	1,242,036
1,640,619	Pool #080701, 3.375%, 06/20/33	1,651,663
1,239,611	Pool #080704, 3.500%, 06/20/33	1,242,549
1,814,530	Pool #080779, 3.500%, 12/20/33	1,821,222
1,666,035	Pool #080846, 3.500%, 03/20/34	1,678,584
739,208	Pool #080904, 4.000%, 05/20/34	748,287
1,221,737	Pool #080937, 4.000%, 06/20/34	1,236,797
		11,028,593

	TOTAL U.S. GOVERNMENT AGENCY
	AND AGENCY BACKED ISSUES
	(Cost of $55,614,504)	56,078,609

	U.S. TREASURY OBLIGATIONS - 15.4%

	U.S. Treasury Notes
2,000,000	2.000%, 05/15/06	1,986,954
1,030,000	2.375%, 08/15/06	1,027,023
		3,013,977

	U.S. Treasury Bonds
2,500,000	6.500%, 08/15/05	2,594,142
3,000,000	10.750%, 08/15/05	3,222,306
1,000,000	3.875%, 05/15/09	1,024,610
1,000,000	3.625%, 07/15/09	1,012,422
1,000,000	5.750%, 08/15/10	1,115,118
1,000,000	5.000%, 02/15/11	1,075,430
2,000,000	4.375%, 08/15/12	2,062,502
500,000	4.000%, 02/15/14	496,290
600,000	7.500%, 11/15/16	771,258
		13,374,078
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost of $16,865,898)	16,388,055

	TOTAL LONG-TERM INVESTMENTS
	(Cost of $98,822,091)	99,956,264

See Notes to Financial Statements

Bond Fund

Principal
Amount			Value

	SHORT-TERM INVESTMENTS - 6.0%

	COMMERCIAL PAPER - 2.8%

$1,000,000	The Coca-Cola Company, 1.730%, 10/18/04		$999,183
1,000,000	Fairway Finance Corp, 1.700%, 10/12/04		999,481
1,035,000	Liberty Street Funding, 1.780%, 10/06/04		1,034,744

	TOTAL COMMERCIAL PAPER
	(Cost of $3,033,408)		3,033,408

	VARIABLE RATE DEMAND NOTES** - 1.1%

1,135,000	Fannie Mae Discount Note, 1.750%, 10/27/04		1,133,565

	TOTAL VARIABLE RATE DEMAND NOTES
	(Cost of $1,133,565)		1,133,565

	INVESTMENT COMPANY - 2.1%

2,266,335	First American Prime Obligations Fund*, 1.3684%		2,266,335

	TOTAL INVESTMENT COMPANY
	(Cost of $2,266,335)		2,266,335

	TOTAL SHORT-TERM INVESTMENTS
	(Cost of $6,433,308)		6,433,308

	TOTAL INVESTMENTS - 99.6%
	(Cost of $105,255,399)		106,389,572

	Other Assets in Excess of Liabilities - 0.4%		378,761

	TOTAL NET ASSETS - 100.0%		$106,768,333

	[r] Restricted under Rule 144A of the Securities Act of 1933.	At September 30, 2004
	the value of these securities amounted to $2,417,854 or	2.26% of net assets.
	# Callable.
	## Putable.

** Variable rate security. The rates listed are as of September 30, 2004.

See Notes to Financial Statements

1.	ORGANIZATION

Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. This report contains the information for both portfolios. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Funds commenced operations on January 27, 1997.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a)	Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b)	Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute all investment company net taxable income and net realized gains to shareholders, if any, at least annually.

c)	Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

d)	Revision to Financial Information - The Bond Fund invests a portion of its assets in mortgage and asset backed securities. The financial statements for the periods from October 1, 2001 through September 30, 2002 and October 1, 2002 through September 30, 2003 have been adjusted to reclassify the gains and losses resulting from partial maturities on the mortgage and asset backed securities as an adjustment to interest income. These changes for the periods from October 1, 2001 through September 30, 2002 and October 1, 2002 through September 30, 2003 are as follows:

For the financial reporting period: October 1, 2001 through September 30, 2002:

	Previously
	Reported	As Revised
Net investment income	$5,391,522	$5,417,755
Net realized gain on investments	169,476	143,243
Change in unrealized appreciation/depreciation on investments	1,572,773	1,572,773
Net increase in net assets resulting from operations	7,133,771	7,133,771

For the financial reporting period: October 1, 2002 through September 30, 2003:

	Previously
	Reported	As Revised
Net investment income	$4,505,306	$4,200,394
Net realized gain on investments	1,925,190	2,230,102
Change in unrealized appreciation/depreciation on investments	(3,032,573)	(3,032,573)
Net increase in net assets resulting from operations	3,397,923	3,397,923
On the Financial Highlights, the ratios of net investment income have been adjusted to reflect the impact of these reclassifications:

	2002	2003
Increase/(decrease) in ratio of net investment income to
average net assets	0.02%	(0.30)%

e)	Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly.

Distributions of the Funds' net realized capital gains, if any, will be declared at least annually. The character of the Funds' net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition between income, expense and gain items for financial statement purposes.

The tax character of distributions paid during the fiscal year ended September 30, 2004 were as follows:

	Ordinary	Long-Term
Income		Capital Gains
Bremer Growth Stock Fund	$112,891	$-
Bremer Bond Fund	$4,010,208	$535,069

The tax character of distributions paid during the fiscal year ended September 30, 2003 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Bremer Growth Stock Fund	$30,365	$-
Bremer Bond Fund	$4,505,306	$-

BREMER INVESTMENT FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
For the year ended September 30, 2004

As of September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Growth Stock	Bremer Bond
	Fund	Fund
Cost of Investments	$42,010,092	$105,255,399

Gross unrealized appreciation	19,428,646	2,293,612
Gross unrealized depreciation	(3,261,800)	(1,159,439)
Net unrealized appreciation (depreciation)	$16,166,846	$1,134,173

Distributable ordinary income	$89,986	$326,361
Distributable long-term capital gain	-	10,484
Total distributable earnings	$89,986	$336,845

Other accumulated gains/losses	$(6,765,588)	$(324,497)

Total accumulated earnings	$9,491,244	$1,146,521
The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2004 the Growth Stock Fund had a capital loss carryforward of $6,765,588 expiring in 2011. The Bond Fund had a capital loss carryforward of $0.

At September 30, 2004, the Growth Stock Fund had post-October losses of $0.

f)	Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)	Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS

For the year ended September 30, 2004

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the year ended September 30, 2004, were as follows:
	Growth Fund	Bond Fund
Shares sold	941,904	2,669,388
Shares issued to holders in reinvestment of dividends	761	9,248
Shares redeemed	(1,000,376)	(2,253,437)
Net increase/(decrease)	(57,711)	425,199
Transactions in shares of the Funds for the year ended September 30, 2003, were as follows:
	Growth Fund	Bond Fund
Shares sold	1,314,742	3,702,392
Shares issued to holders in reinvestment of dividends	600	39,335
Shares redeemed	(2,216,984)	(3,774,817)
Net decrease	(901,642)	(33,090)

4.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended September 30, 2004, were as follows:

Purchases:	Growth Fund	Bond Fund
U.S. Government	$-	$24,162,003
Other	6,475,237	6,702,920
Sales:
U.S. Government	-	19,540,441
Other	8,136,703	8,294,175

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A. (the "Adviser"), a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to each Funds' daily net assets. For the year ended September 30, 2004, the Growth Stock Fund and Bond Fund paid the Adviser $408,409 and $729,446, respectively, pursuant to the Investment Advisory Agreement.

U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the year ended September 30, 2004

The Funds have adopted a written plan of distribution (the “Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds have an agreement with Rafferty Capital Markets, LLC to distribute the Funds’ shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the year ended September 30, 2004, $8,856 and $16,990 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6.	Related Parties

Bremer Trust N.A. clients and Bremer Trust, N.A. affiliated clients held 4,161,786 and 10,428,892 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of September 30, 2004.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Bremer Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bremer Investment Funds, Inc, comprising the Bremer Growth Stock Fund and the Bremer Bond Fund (the “Funds”) as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for each of the two years in the period ended September 30, 2001 were audited by other auditors whose report dated October 5, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance the standards of the Public Company Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at September 30, 2004, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois November 19, 2004

BREMER INVESTMENT FUNDS, INC.
ADDITIONAL INFORMATION (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors and Officers of the Funds is set forth below. Each Director and Officer holds office until his or her successor is elected or until he or she is removed or resigns. Unless otherwise noted, the address for each Director and Officer is Bremer Investment Funds, Inc., P.O. Box 1956, St. Cloud, Minnesota 56302. The SAI includes additional information about the Funds' Directors and Officers and is available with out charge by calling 1-800-595-5552.

Interested Directors

				Number of Portfolios
Name and Age		Positions Held with the Funds	Principal Occupation During Past Five Years	Overseen by Director	Other Directorships Held
Catherine T. Kelly*		Director since April 2003	Senior Vice President and Financial Services	2	None
Age: 43			Director of Bremer Financial Corporation since
			November 2002; Vice President, District
			Manager of Corporate Banking, President of
			U.S. Bank Owatonna and various other
			positions with U.S. Bancorp since 1990.

David P. Melroe*		Director since November	Treasurer of Bremer Financial Services, Inc.	2	None
Age: 56		2001.	since 1997.

Independent Directors

				Number of Portfolios
Name and Age		Positions Held with the Funds	Principal Occupation During Past Five Years	Overseen by Director	Other Directorships Held

John M. Bishop		Director since August 1996.	President of Bishop Communications Corp.	2	None
Lakedale Telephone Company			for more than the past five years.
Highway 55 East
Annadale, MN 55302
Age: 59

Lois Buermann		Director since February 2002.	Manager of Public Equities for the Minnesota	2	None
19910 147th Avenue North			State Board of Investment since August 1996.
Rogers, MN 55374
Age: 44

John J. Feda		Director since August 1996.	Retired.	2	None
607 South First Street
Marshall, MN 56258
Age: 79

Barbara A. Grachek		Director since April 1999.	Retired. Associate Vice President for	2	None
416-43 Avenue South			Academic Affairs, St. Cloud State
St. Cloud, MN 56301			University from 1997 to 2002.
Age: 63

Susan E. Lester		Director since July 2003.	Executive Vice President and Chief Financial	2	Director, First Community Bancorp
2105 Irving Avenue South			Officer for Homeside Lending, Inc. from 2001		Director, VisionShare, Inc.
Minneapolis MN	55405		to 2002; Executive Vice President and Chief
Age: 47			Financial Officer of U.S. Bancorp/First Bank
			System from 1995 to 2000.

*Interested person of Funds, as defined in the Investment Company Act of 1940 by virtue of his or her employment by the Funds' Investment Adviser, Bremer Trust, National Association, or its parent, Bremer Financial Corporation.

Officers

				Number of Portfolios
Name and Age		Positions Held with the Funds	Principal Occupation During Past Five Years	Overseen by Director	Other Directorships Held

Joel Reimers*		President since January 2004.	Chief Investment Officer of Bremer Trust,	2	None
Age: 47			National Association since December 2003;
			Senior Portfolio Manager of Wells Fargo
			Private Asset Management from January 1998
			to December 2003.

David J. Erickson*		Vice President since August	Vice President/Portfolio Manager of Bremer	2	None
Age:	56	1996.	Trust, National Association since January 1993;
			Vice President of Investments of North Central
			Trust Company from September 1987 to
			January 1993.

Timothy Murphy*		Chief Compliance Officer	Compliance Counsel of Bremer Financial	2	None
Age:	45	since October 2004	Services, Inc. since January 2003; Trust
		Secretary since April 2000.	Compliance and Estate Administration Officer
			of Bremer Trust, National Association from
			January 2000 through December 2002.
			Compliance Officer and various other positions
			with National City Bank of Minneapolis from
			1985 to January 2000.

Richard A. DiNello*		Treasurer since August 1996.	Senior Vice President of Bremer Trust,	2	None
Age:	51		National Association and various other positions
			with Bremer Trust since July 1986.

*Interested person of Funds, as defined in the Investment Company Act of 1940 by virtue of his or her employment by the Funds' Investment Adviser, Bremer Trust, National Association, or its parent, Bremer Financial Corporation.

Compensation

For the fiscal year ended September 30, 2004, the Funds' independent Directors as a group received aggregate fees of $6,250 from the Growth Stock Fund and $6,250 from the Bond Fund. The Funds' Officers and interested Directors do not receive payments from the Funds.

Shareholder Notification of Federal Tax Status

For the year ended September 30, 2004, 100% of ordinary distributions paid by the Growth Stock Fund qualify for the dividends received deduction available to corporate shareholders. Shareholders should consult with their tax advisers.

BREMER INVESTMENT FUNDS, INC.

Investment Adviser
Bremer Trust, N.A.
Suite 2000 445 Minnesota Street St. Paul, MN 55101

Administrator, Dividend Paying Agent,
Shareholders' Servicing Agent and Transfer Agent
U.S. Bancorp Fund Services, LLC
Third Floor 615 East Michigan Street Milwaukee, WI 53202

Custodian
U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

Counsel
Briggs and Morgan 2200 IDS Center 80 South Eighth Street Minneapolis, MN 55402

Independent Registered Public Accounting Firm
Ernst & Young LLP 233 South Wacker Drive Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC 59 Hilton Avenue, Suite 101 Garden City, NY 11530

Directors
John M. Bishop Lois Buermann John J. Feda Barbara A. Grachek Catherine T. Kelly Susan E. Lester David Melroe